Allowance for Loan Losses - Impaired Financing Receivables - Recorded Investment and Unpaid Principal Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	$ 6,328	$ 8,718
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	8,463	10,142
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	4,821	9,339
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	5,209	10,954
Impaired financing receivables, with an allowance recorded, Related Allowance	1,023	2,509
Impaired financing receivables, Recorded Investment, Total	11,149	18,057
Impaired financing receivables, Unpaid Principal Balance, Total	13,672	21,096
Impaired financing receivables, Related Allowance, Total	1,023	2,509
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1,377	1,525
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,504	1,657
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	927	2,344
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	1,056	2,437
Impaired financing receivables, with an allowance recorded, Related Allowance	641	1,262
Impaired financing receivables, Recorded Investment, Total	2,304	3,869
Impaired financing receivables, Unpaid Principal Balance, Total	2,560	4,094
Impaired financing receivables, Related Allowance, Total	641	1,262
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	2,961	2,891
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	3,327	3,027
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	596	3,901
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	643	4,201
Impaired financing receivables, with an allowance recorded, Related Allowance	57	390
Impaired financing receivables, Recorded Investment, Total	3,557	6,792
Impaired financing receivables, Unpaid Principal Balance, Total	3,970	7,228
Impaired financing receivables, Related Allowance, Total	57	390
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	92	3,092
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	140	3,187
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	2,083	291
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	2,287	295
Impaired financing receivables, with an allowance recorded, Related Allowance	20	55
Impaired financing receivables, Recorded Investment, Total	2,175	3,383
Impaired financing receivables, Unpaid Principal Balance, Total	2,427	3,482
Impaired financing receivables, Related Allowance, Total	20	55
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1,893	1,202
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	3,487	2,263
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	1,215	2,803
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	1,223	4,021
Impaired financing receivables, with an allowance recorded, Related Allowance	305	802
Impaired financing receivables, Recorded Investment, Total	3,108	4,005
Impaired financing receivables, Unpaid Principal Balance, Total	4,710	6,284
Impaired financing receivables, Related Allowance, Total	305	802
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	5	8
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	5	8
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, Recorded Investment, Total	5	8
Impaired financing receivables, Unpaid Principal Balance, Total	$ 5	$ 8